Derivatives - Notional contract amounts and fair values of derivatives designated as fair value hedges by product type (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 1,793	$ 3,215
Fair value of hedging liabilities	3,895	5,049
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	113,741	124,979
Fair value of hedging assets	1,020	1,088
Fair value of hedging liabilities	2,767	3,748
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	428	1,228
Fair value of hedging liabilities	853	968
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	1,027	618
Fair value of hedging assets	0	10
Fair value of hedging liabilities	23	22
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	1,365	1,987
Fair value of hedging liabilities	3,042	4,081
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	112,714	124,361
Fair value of hedging assets	1,020	1,078
Fair value of hedging liabilities	2,744	3,726
HSBC Holdings | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	26,414	25,476
Fair value of hedging assets	436	447
Fair value of hedging liabilities	1,074	1,185
HSBC Holdings | Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	1,120	1,120
Fair value of hedging assets	0	0
Fair value of hedging liabilities	110	239
HSBC Holdings | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	25,294	24,356
Fair value of hedging assets	436	447
Fair value of hedging liabilities	$ 964	$ 946